SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - ¥ / $	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
RMB exchange rate at balance sheet dates	6.3757	6.5249
Average exchange rate for each year	6.4515	6.8976	6.8985